Trade Receivables, Net - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 3,466,187	$ 3,811,576
Estimated total gross carrying amount at default	3,466,187	3,811,576
Lifetime ECL	113,732	129,274
Not past due &30 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 2,430,351	$ 2,821,141
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 2,430,351	$ 2,821,141
Lifetime ECL
31 - 90 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 357,079	$ 335,357
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 357,079	$ 335,357
Lifetime ECL
90 - 180 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 242,683	$ 276,851
Expected loss rate	0.04%	0.04%
Estimated total gross carrying amount at default	$ 242,683	$ 276,851
Lifetime ECL	175	106
180 - 365 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 237,530	$ 138,164
Expected loss rate	6.61%	6.61%
Estimated total gross carrying amount at default	$ 237,530	$ 138,164
Lifetime ECL	14,286	9,137
>365 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 198,543	$ 240,063
Expected loss rate	50.00%	50.00%
Estimated total gross carrying amount at default	$ 198,543	$ 240,063
Lifetime ECL	$ 99,272	$ 120,031